License revenue - Narrative (Details)		3 Months Ended			6 Months Ended	9 Months Ended
	Jan. 09, 2023 USD ($)	Sep. 30, 2023 USD ($) performanceObligation	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) performanceObligation	Sep. 30, 2022 USD ($)
Disaggregation of Revenue [Line Items]
Distinct performance obligation | performanceObligation		1				1
License revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		$ 406,000		$ 2,369,000		$ 1,698,000	$ 2,369,000
License revenue | Cabaletta Bio Inc. (“Cabaletta”)
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 1,200,000		$ 0		$ 1,200,000
License revenue | Investee of Syncona
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		350,000				350,000
Remaining performance obligation, variable consideration amount		$ 350,000				$ 350,000
Development and Commercialization of mRNA Therapeutics | Moderna
Disaggregation of Revenue [Line Items]
Revenue from contract with customer				$ 2,200,000			$ 2,200,000